WARRANTS (Details)	12 Months Ended
Dec. 31, 2024
Expected volatility	35.00%
Expected trem	3 years
Expected dividends	0.00%
Minimum [Member]
Rist free interest rate	2.53%
Maximum [Member]
Rist free interest rate	3.71%